MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Marketable Securities [Abstract]
Disclosure Of Detailed Information About Marketable Securities Explanatory
	June 30, 2021	December 31, 2020
	Unaudited	Audited

Financial assets measured at fair value through profit or loss:

Participation certificates in trust funds – Level 1	$13,574	$-
Corporate bonds and government treasury notes – Level 2	7,035	-
	$20,609	$-